T. ROWE PRICE Emerging Markets Bond Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.0%
Government Bonds 1.0%
Republic of Albania, 3.50%, 6/16/27 (EUR)  23,830,000 25,626
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 12,825,000 12,367
Republic of Albania, 3.50%, 11/23/31 (EUR)  3,025,000 2,917
Total Albania (Cost
$48,185
)
40,910
ANGOLA 2.1%
Government Bonds 2.1%
Republic of Angola, 8.00%, 11/26/29 (USD)  18,250,000 18,389
Republic of Angola, 8.25%, 5/9/28 (USD)  26,950,000 27,551
Republic of Angola, 9.125%, 11/26/49 (USD)  28,250,000 27,582
Republic of Angola, 9.50%, 11/12/25 (USD)  15,045,000 16,510
Total Angola (Cost
$81,048
)
90,032
ARGENTINA 1.2%
Government Bonds 1.2%
Republic of Argentina, 0.00%, 12/15/35 (USD) (2) 114,895,000 919
Republic of Argentina, 1.00%, 7/9/29 (USD)  112,549 39
Republic of Argentina, STEP, 0.50%, 7/9/30 (USD)  24,842,504 8,385
Republic of Argentina, STEP, 1.125%, 7/9/35 (USD)  54,567,679 16,706
Republic of Argentina, STEP, 2.00%, 1/9/38 (USD)  70,520,279 26,699
Total Argentina (Cost
$94,909
)
52,748
BAHAMAS 1.3%
Government Bonds 1.3%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1) 52,350,000 40,768
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  15,425,000 12,012
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD) (1) 465,000 376
Total Bahamas (Cost
$67,517
)
53,156
BAHRAIN 3.1%
Government Bonds 3.1%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD) (1) 53,000,000 50,195
Kingdom of Bahrain, 5.625%, 5/18/34 (USD)  4,450,000 4,214
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  10,560,000 11,158
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  45,935,000 49,896

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)  14,200,000 13,963
Total Bahrain (Cost
$134,270
)
129,426
BARBADOS 0.5%
Government Bonds 0.5%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 21,237,235 20,457
Total Barbados (Cost
$20,762
)
20,457
BENIN 0.6%
Government Bonds 0.6%
Republic of Benin, 4.875%, 1/19/32 (EUR) (1) 25,305,000 24,505
Total Benin (Cost
$30,375
)
24,505
BRAZIL 2.5%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28 (USD)  2,927,000 8,125
8,125
Corporate Bonds 0.8%
Cosan Overseas, 8.25% (USD) (3) 6,085,000 6,104
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  16,300,000 14,435
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 6,145,000 5,542
Petrobras Global Finance, 5.50%, 6/10/51 (USD)  8,490,000 7,297
33,378
Government Bonds 1.5%
Republic of Brazil, 3.875%, 6/12/30 (USD)  22,900,000 21,151
Republic of Brazil, 5.00%, 1/27/45 (USD)  33,258,000 29,683
Republic of Brazil, 5.625%, 1/7/41 (USD)  7,585,000 7,365
Republic of Brazil, 8.25%, 1/20/34 (USD)  5,095,000 6,308
64,507
Total Brazil (Cost
$110,212
)
106,010
CHILE 2.9%
Corporate Bonds 2.3%
AES Andes, VR, 6.35%, 10/7/79 (USD) (1)(4) 12,750,000 12,615
AES Andes, VR, 7.125%, 3/26/79 (USD) (1)(4) 10,004,000 10,057
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 17,100,000 16,372
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  10,677,000 10,577
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (1) 4,995,000 4,813

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 5,718
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  12,990,000 9,700
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 4,025,000 3,284
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 13,055,000 13,208
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 12,000,000 10,988
97,332
Government Bonds 0.6%
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1) 12,675,000,000 14,630
Bonos de la Tesoreria de la Republica, 5.80%, 6/1/24 (1) 4,650,000,000 5,764
Republic of Chile, 3.50%, 1/31/34 (USD)  3,080,000 3,046
Republic of Chile, 4.00%, 1/31/52 (USD)  3,530,000 3,493
26,933
Total Chile (Cost
$132,522
)
124,265
CHINA 3.4%
Convertible Bonds 0.1%
Huazhu Group, 3.00%, 5/1/26 (USD)  5,531,000 5,882
5,882
Corporate Bonds 2.2%
Country Garden Holdings, 3.30%, 1/12/31 (USD)  15,300,000 10,790
Country Garden Holdings, 8.00%, 1/27/24 (USD)  5,700,000 4,909
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  7,880,000 7,055
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (2)(5) 16,680,000 3,378
Lenovo Group, 3.421%, 11/2/30 (USD) (1) 5,590,000 5,180
Lenovo Group, 3.421%, 11/2/30 (USD)  6,925,000 6,417
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  17,040,000 4,345
Shimao Group Holdings, 5.60%, 7/15/26 (USD)  9,400,000 2,726
State Grid Overseas Investment 2013, 4.375%, 5/22/43
(USD) (1) 1,365,000 1,496
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)  12,979,000 14,228
State Grid Overseas Investment 2014, 4.85%, 5/7/44 (USD)  7,953,000 9,284
State Grid Overseas Investment 2016, 3.50%, 5/4/27 (USD)  8,000,000 8,068
Tencent Holdings, 3.29%, 6/3/60 (USD)  366,000 278
Tencent Holdings, 3.84%, 4/22/51 (USD)  1,115,000 970
Times China Holdings, 6.75%, 7/8/25 (USD)  18,556,000 7,613
Tingyi Cayman Islands Holding, 1.625%, 9/24/25 (USD)  9,174,000 8,515
95,252

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.1%
People's Republic of China, 3.12%, 12/5/26  235,000,000 37,866
People's Republic of China, 3.27%, 11/19/30  41,800,000 6,795
44,661
Total China (Cost
$195,264
)
145,795
COLOMBIA 2.8%
Corporate Bonds 1.4%
Banco Davivienda, VR, 6.65% (USD) (1)(3)(4) 11,500,000 10,622
Banco de Bogota, 6.25%, 5/12/26 (USD)  11,300,000 11,569
Bancolombia, VR, 4.625%, 12/18/29 (USD) (4) 11,625,000 11,213
Ecopetrol, 4.625%, 11/2/31 (USD)  5,290,000 4,795
Ecopetrol, 5.875%, 5/28/45 (USD)  22,550,000 19,798
57,997
Government Bonds 1.4%
Republic of Colombia, 3.00%, 1/30/30 (USD)  10,000,000 8,627
Republic of Colombia, 3.125%, 4/15/31 (USD)  18,025,000 15,285
Republic of Colombia, 4.125%, 5/15/51 (USD)  10,940,000 8,281
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 19,997
Republic of Colombia, 6.125%, 1/18/41 (USD)  9,470,000 9,217
61,407
Total Colombia (Cost
$136,294
)
119,404
COSTA RICA 0.3%
Government Bonds 0.3%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 8,360
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  2,650,000 2,624
Total Costa Rica (Cost
$10,907
)
10,984
DOMINICAN REPUBLIC 3.7%
Government Bonds 3.7%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 15,985,000 14,706
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 39,570,000 35,910
Dominican Republic, 4.875%, 9/23/32 (USD)  5,250,000 4,764
Dominican Republic, 5.50%, 1/27/25 (USD)  1,000,000 1,036
Dominican Republic, 5.875%, 1/30/60 (USD)  22,800,000 19,608
Dominican Republic, 6.85%, 1/27/45 (USD)  64,165,000 63,765
Dominican Republic, 7.45%, 4/30/44 (USD)  8,810,000 9,339

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dominican Republic International Bond, 5.50%, 2/22/29
(USD) (1) 7,345,000 7,272
Total Dominican Republic (Cost
$165,775
)
156,400
ECUADOR 2.1%
Government Bonds 2.1%
Republic of Ecuador, STEP, 0.50%, 7/31/40 (USD) (1) 23,941,050 13,611
Republic of Ecuador, STEP, 1.00%, 7/31/35 (USD) (1) 58,307,600 38,192
Republic of Ecuador, STEP, 1.00%, 7/31/35 (USD)  7,300,000 4,781
Republic of Ecuador, STEP, 5.00%, 7/31/30 (USD) (1) 33,586,750 27,928
Republic of Ecuador, Zero Coupon, 7/31/30 (USD) (1) 7,889,978 4,355
Total Ecuador (Cost
$90,333
)
88,867
EGYPT 3.0%
Government Bonds 3.0%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD) (1) 8,384,000 7,059
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  4,800,000 4,041
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  4,500,000 4,189
Arab Republic of Egypt, 7.053%, 1/15/32 (USD) (1) 200,000 176
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  44,290,000 42,198
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 21,240,000 18,169
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  57,226,000 48,953
Arab Republic of Egypt, 8.70%, 3/1/49 (USD) (1) 200,000 172
Total Egypt (Cost
$140,916
)
124,957
EL SALVADOR 0.9%
Government Bonds 0.9%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  32,420,000 18,194
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 475
Republic of El Salvador, 7.65%, 6/15/35 (USD)  42,750,000 20,332
Total El Salvador (Cost
$71,466
)
39,001
GHANA 0.9%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  7,900,000 7,734
7,734
Government Bonds 0.7%
Republic of Ghana, 6.375%, 2/11/27 (USD)  20,650,000 15,596
Republic of Ghana, 8.125%, 1/18/26 (USD)  17,425,000 14,847

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ghana, 8.627%, 6/16/49 (USD) (1) 1,450,000 1,014
31,457
Total Ghana (Cost
$44,640
)
39,191
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  2,427,389 2,124
Total Grenada (Cost
$2,164
)
2,124
GUATEMALA 0.6%
Government Bonds 0.6%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,501
Republic of Guatemala, 4.875%, 2/13/28 (USD)  11,000,000 11,297
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 713,000 728
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 6,574
Republic of Guatemala, 5.375%, 4/24/32 (USD)  5,270,000 5,524
Total Guatemala (Cost
$27,123
)
25,624
HUNGARY 0.6%
Government Bonds 0.6%
Republic of Hungary, 2.125%, 9/22/31 (USD) (1) 30,210,000 27,426
Total Hungary (Cost
$29,813
)
27,426
INDIA 2.7%
Corporate Bonds 0.8%
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1) 7,745,000 7,558
Adani Ports & Special Economic Zone, 4.375%, 7/3/29 (USD)  4,500,000 4,330
Bharti Airtel, 3.25%, 6/3/31 (USD) (1) 6,180,000 5,718
Bharti Airtel, 3.25%, 6/3/31 (USD)  6,000,000 5,552
Periama Holdings, 5.95%, 4/19/26 (USD)  9,070,000 9,258
32,416
Government Bonds 1.9%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 6,540,000 5,625
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  10,100,000 8,687
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  69,155,000 65,626
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  800,000 783

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  1,950,000 1,934
82,655
Total India (Cost
$122,850
)
115,071
INDONESIA 7.6%
Corporate Bonds 1.9%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  19,447,000 18,574
Minejesa Capital, 5.625%, 8/10/37 (USD)  14,000,000 12,778
Pertamina Persero, 5.625%, 5/20/43 (USD)  26,226,000 27,906
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,653
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1) 4,845,000 4,684
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,300,000 10,386
78,981
Government Bonds 5.7%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  27,950,000 27,328
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  21,500,000 22,661
Perusahaan Penerbit, 4.35%, 9/10/24 (USD)  10,941,000 11,352
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  19,000,000 20,644
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)  85,120,000 90,477
Republic of Indonesia, 4.625%, 4/15/43 (USD)  43,280,000 45,267
Republic of Indonesia, 5.25%, 1/17/42 (USD)  21,720,000 24,326
242,055
Total Indonesia (Cost
$328,579
)
321,036
ISRAEL 0.9%
Corporate Bonds 0.9%
ICL Group, 6.375%, 5/31/38 (USD) (1) 12,850,000 14,264
Israel Electric, 4.25%, 8/14/28 (USD) (1) 12,540,000 12,596
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 12,250,000 12,464
Total Israel (Cost
$40,707
)
39,324
IVORY COAST 1.9%
Government Bonds 1.9%
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  62,250,000 60,471
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  200,000 205
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  21,385,000 20,732
Total Ivory Coast (Cost
$88,794
)
81,408

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAMAICA 1.4%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 7,035,394 6,694
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,817,077 2,680
9,374
Government Bonds 1.2%
Government of Jamaica, 6.75%, 4/28/28 (USD)  2,650,000 2,928
Government of Jamaica, 7.875%, 7/28/45 (USD)  14,159,000 18,336
Government of Jamaica, 8.00%, 3/15/39 (USD)  22,930,000 29,924
51,188
Total Jamaica (Cost
$57,927
)
60,562
JORDAN 1.3%
Government Bonds 1.3%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  57,725,000 53,977
Total Jordan (Cost
$62,481
)
53,977
KAZAKHSTAN 0.7%
Corporate Bonds 0.7%
KazMunayGas National, 5.75%, 4/19/47 (USD)  30,070,000 26,757
KazMunayGas National, 6.375%, 10/24/48 (USD)  2,180,000 2,064
Total Kazakhstan (Cost
$34,628
)
28,821
KENYA 0.0%
Government Bonds 0.0%
Republic of Kenya, 8.00%, 5/22/32 (USD)  900,000 875
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 536
Total Kenya (Cost
$1,590
)
1,411
KUWAIT 0.3%
Corporate Bonds 0.3%
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1) 500,000 508
MEGlobal Canada, 5.875%, 5/18/30 (USD)  9,500,000 10,558
Total Kuwait (Cost
$11,397
)
11,066

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LEBANON 0.2%
Government Bonds 0.2%
Lebanese Republic, 6.00%, 1/27/23 (USD) (2)(5) 78,100,000 9,368
Total Lebanon (Cost
$20,191
)
9,368
MEXICO 9.8%
Corporate Bonds 4.9%
Axtel, 6.375%, 11/14/24 (USD) (1) 8,268,000 8,447
Banco Mercantil del Norte, VR, 6.75% (USD) (3)(4) 2,925,000 2,884
Banco Mercantil del Norte, VR, 7.625% (USD) (3)(4) 9,000,000 9,059
Banco Mercantil del Norte, VR, 8.375% (USD) (3)(4) 5,300,000 5,542
Banco Santander Mexico, 5.375%, 4/17/25 (USD) (1) 8,000,000 8,358
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (4) 25,215,000 23,844
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (4) 3,210,000 3,209
Cemex, 5.45%, 11/19/29 (USD)  7,600,000 7,700
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 22,834,600 23,106
Cometa Energia, 6.375%, 4/24/35 (USD)  525,915 532
Controladora Mabe, 5.60%, 10/23/28 (USD) (1) 11,015,000 11,753
Controladora Mabe, 5.60%, 10/23/28 (USD)  540,000 576
Industrias Penoles, 4.75%, 8/6/50 (USD) (1) 2,990,000 2,730
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD)  10,400,000 9,049
Infraestructura Energetica Nova, 4.875%, 1/14/48 (USD) (1) 5,958,000 5,193
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (1) 8,220,000 7,259
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  88,751,000 78,370
207,611
Government Bonds 4.9%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  37,150,000 36,399
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  32,380,000 32,938
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  161,543,000 134,289
Petroleos Mexicanos, Series 13-2, 7.19%, 9/12/24  42,400,000 2,006
205,632
Total Mexico (Cost
$439,200
)
413,243
MONGOLIA 0.3%
Government Bonds 0.3%
State of Mongolia, 4.45%, 7/7/31 (USD)  12,605,000 11,395
State of Mongolia, 5.125%, 4/7/26 (USD)  1,050,000 1,038
Total Mongolia (Cost
$11,821
)
12,433

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MOROCCO 2.2%
Corporate Bonds 0.0%
OCP, 5.125%, 6/23/51 (USD)  325,000 272
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 218
490
Government Bonds 2.2%
Kingdom of Morocco, 2.375%, 12/15/27 (USD)  19,385,000 17,737
Kingdom of Morocco, 3.00%, 12/15/32 (USD) (1) 16,275,000 14,139
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  28,965,000 25,163
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  44,750,000 35,997
93,036
Total Morocco (Cost
$102,313
)
93,526
NIGERIA 0.1%
Government Bonds 0.1%
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 458
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,512
Republic of Nigeria, 7.143%, 2/23/30 (USD)  1,500,000 1,417
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 334
Total Nigeria (Cost
$4,050
)
3,721
OMAN 5.1%
Corporate Bonds 1.2%
Bank Muscat, 4.75%, 3/17/26 (USD)  13,900,000 14,061
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 12,297
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 2,240,000 2,248
Oryx Funding, 5.80%, 2/3/31 (USD)  10,225,000 10,261
Oztel Holdings, 6.625%, 4/24/28 (USD)  12,000,000 12,619
51,486
Government Bonds 3.9%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1) 18,180,000 18,300
Sultanate of Oman, 4.75%, 6/15/26 (USD)  27,055,000 27,233
Sultanate of Oman, 5.375%, 3/8/27 (USD)  9,000,000 9,266
Sultanate of Oman, 5.625%, 1/17/28 (USD)  6,725,000 6,957
Sultanate of Oman, 6.00%, 8/1/29 (USD)  3,000,000 3,137
Sultanate of Oman, 6.25%, 1/25/31 (USD) (1) 9,235,000 9,802
Sultanate of Oman, 6.50%, 3/8/47 (USD)  21,930,000 21,553
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 20,000,000 21,801
Sultanate of Oman, 6.75%, 10/28/27 (USD)  15,500,000 16,896

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sultanate of Oman, 6.75%, 1/17/48 (USD) (1) 5,850,000 5,861
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 13,625
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 10,520,000 10,803
165,234
Total Oman (Cost
$214,064
)
216,720
PAKISTAN 0.5%
Government Bonds 0.5%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  28,876,000 20,177
Islamic Republic of Pakistan, 8.25%, 9/30/25 (USD)  1,500,000 1,251
Total Pakistan (Cost
$32,016
)
21,428
PANAMA 1.0%
Corporate Bonds 0.6%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (1) 5,920,000 5,391
Banco General, VR, 5.25% (USD) (1)(3)(4) 6,420,000 6,319
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 13,190,000 11,675
23,385
Government Bonds 0.4%
Republic of Panama, 4.50%, 4/16/50 (USD)  550,000 545
Republic of Panama, 4.50%, 1/19/63 (USD)  17,370,000 16,727
17,272
Total Panama (Cost
$43,562
)
40,657
PARAGUAY 1.3%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 11,535,000 11,699
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)  300,000 305
12,004
Government Bonds 1.0%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 5,653,000 5,024
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 5,990,000 6,282
Republic of Paraguay, 4.95%, 4/28/31 (USD)  675,000 708
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1) 2,085,000 2,119
Republic of Paraguay, 5.40%, 3/30/50 (USD)  23,949,000 24,338
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 5,655

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Paraguay, 6.10%, 8/11/44 (USD)  375,000 416
44,542
Total Paraguay (Cost
$59,621
)
56,546
PERU 1.4%
Corporate Bonds 0.3%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 3,351
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,850,665 4,137
Nexa Resources, 6.50%, 1/18/28 (USD)  6,575,000 6,995
14,483
Government Bonds 1.1%
Republic of Peru, 2.78%, 12/1/60 (USD)  30,965,000 24,311
Republic of Peru, 3.30%, 3/11/41 (USD)  16,850,000 15,361
Republic of Peru, 3.55%, 3/10/51 (USD)  6,035,000 5,643
45,315
Total Peru (Cost
$64,867
)
59,798
PHILIPPINES 1.8%
Corporate Bonds 1.0%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 5,916
Globe Telecom, 3.00%, 7/23/35 (USD)  11,750,000 9,393
International Container Terminal Services, 4.75%, 6/17/30 (USD)  14,100,000 14,125
Manila Water, 4.375%, 7/30/30 (USD)  13,050,000 12,446
41,880
Government Bonds 0.8%
Republic of Philippines, 2.65%, 12/10/45 (USD)  41,000,000 33,781
33,781
Total Philippines (Cost
$84,990
)
75,661
QATAR 3.1%
Corporate Bonds 1.1%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 16,900,000 15,890
Qatar Energy, 2.25%, 7/12/31 (USD) (1) 12,615,000 11,637
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 18,715,000 17,075
44,602
Government Bonds 2.0%
State of Qatar, 4.40%, 4/16/50 (USD) (1) 11,820,000 13,316
State of Qatar, 4.40%, 4/16/50 (USD)  7,200,000 8,112

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
State of Qatar, 4.817%, 3/14/49 (USD)  53,200,000 63,213
84,641
Total Qatar (Cost
$143,906
)
129,243
ROMANIA 2.2%
Government Bonds 2.2%
Republic of Romania, 2.124%, 7/16/31 (EUR)  4,500,000 4,270
Republic of Romania, 2.125%, 3/7/28 (EUR) (1) 6,460,000 6,748
Republic of Romania, 2.875%, 4/13/42 (EUR) (1) 6,965,000 5,932
Republic of Romania, 3.00%, 2/14/31 (USD) (1) 6,698,000 6,210
Republic of Romania, 3.00%, 2/14/31 (USD)  11,600,000 10,754
Republic of Romania, 3.375%, 1/28/50 (EUR)  26,000,000 23,130
Republic of Romania, 4.00%, 2/14/51 (USD) (1) 7,584,000 6,613
Republic of Romania, 4.00%, 2/14/51 (USD)  35,000,000 30,520
Republic of Romania, 5.125%, 6/15/48 (USD)  200,000 208
Total Romania (Cost
$104,700
)
94,385
SAUDI ARABIA 3.2%
Corporate Bonds 0.3%
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)  12,975,300 13,838
13,838
Government Bonds 2.9%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  19,000,000 18,505
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  5,850,000 5,642
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  30,550,000 34,831
KSA Sukuk, 2.969%, 10/29/29 (USD) (1) 6,140,000 6,132
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  20,050,000 20,213
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  33,600,000 34,502
119,825
Total Saudi Arabia (Cost
$136,738
)
133,663
SENEGAL 1.3%
Government Bonds 1.3%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  17,000,000 18,318
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 1,300,000 1,231
Republic of Senegal, 6.25%, 5/23/33 (USD)  38,575,000 36,509
Total Senegal (Cost
$57,470
)
56,058

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 1.2%
Government Bonds 1.2%
Republic of Serbia, 2.125%, 12/1/30 (USD) (1) 5,019,000 4,214
Republic of Serbia, 2.125%, 12/1/30 (USD)  54,300,000 45,587
Total Serbia (Cost
$56,631
)
49,801
SINGAPORE 0.3%
Convertible Bonds 0.3%
Sea, 0.25%, 9/15/26 (USD)  13,430,000 10,814
Total Singapore (Cost
$12,858
)
10,814
SOUTH AFRICA 0.5%
Government Bonds 0.5%
Republic of South Africa, 4.875%, 4/14/26 (USD)  200,000 204
Republic of South Africa, 5.65%, 9/27/47 (USD)  12,800,000 11,208
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 10,025
Total South Africa (Cost
$24,250
)
21,437
SRI LANKA 1.3%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24 (USD)  8,760,000 4,201
4,201
Government Bonds 1.2%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD)  2,400,000 1,212
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1) 32,615,000 16,009
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)  36,300,000 17,818
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)  31,615,000 15,693
50,732
Total Sri Lanka (Cost
$87,844
)
54,933
SURINAME 0.7%
Government Bonds 0.7%
Republic of Suriname, 9.25%, 10/26/26 (USD) (2)(5) 27,470,000 22,937
Republic of Suriname, 12.875%, 12/30/23 (USD) (1)(2)(5) 4,250,000 3,549
Republic of Suriname, 12.875%, 12/30/23 (USD)  1,900,000 1,587
Total Suriname (Cost
$25,781
)
28,073

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.2%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  3,000,000 2,592
2,592
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25 (USD) (1) 7,967,000 7,899
7,899
Total Tanzania (Cost
$11,012
)
10,491
THAILAND 0.8%
Corporate Bonds 0.8%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(4) 9,490,000 8,576
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (1) 5,175,000 3,844
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  28,147,000 20,904
Total Thailand (Cost
$38,991
)
33,324
TRINIDAD AND TOBAGO 0.4%
Government Bonds 0.4%
Republic of Trinidad & Tobago, 4.50%, 8/4/26 (USD)  350,000 352
Republic of Trinidad & Tobago, 4.50%, 6/26/30 (USD) (1) 14,960,000 14,586
Total Trinidad and Tobago (Cost
$15,308
)
14,938
TURKEY 1.8%
Government Bonds 1.8%
Republic of Turkey, 4.25%, 4/14/26 (USD)  23,300,000 21,040
Republic of Turkey, 4.875%, 10/9/26 (USD)  3,765,000 3,406
Republic of Turkey, 4.875%, 4/16/43 (USD)  21,250,000 15,182
Republic of Turkey, 6.00%, 1/14/41 (USD)  18,120,000 14,255
Republic of Turkey, 6.50%, 9/20/33 (USD)  6,250,000 5,477
Republic of Turkey, 8.60%, 9/24/27 (USD)  16,100,000 16,539
Total Turkey (Cost
$79,985
)
75,899
UKRAINE 0.7%
Corporate Bonds 0.0%
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)  8,075,000 2,463
2,463

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.7%
Government of Ukraine, 7.75%, 9/1/27 (USD)  25,940,000 11,229
Government of Ukraine, 9.75%, 11/1/28 (USD) (1) 32,620,000 14,144
Government of Ukraine, 9.75%, 11/1/28 (USD)  2,760,000 1,197
Government of Ukraine, FRN, 1.258%, 5/31/40 (USD) (1)(2)(6) 6,248,000 2,070
28,640
Total Ukraine (Cost
$74,044
)
31,103
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.9%
DP World Crescent, 3.875%, 7/18/29 (USD)  10,600,000 10,670
Emirates NBD Bank, VR, 6.125% (USD) (3)(4) 10,900,000 10,974
Ruwais Power, 6.00%, 8/31/36 (USD)  11,795,000 14,419
Total United Arab Emirates (Cost
$35,878
)
36,063
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (7)(8) 83,934 1
Mriya Farming, Recovery Certificates (EUR) (7)(8) 3,975,047 44
Total United Kingdom (Cost
$–
)
45
UNITED STATES 0.6%
Corporate Bonds 0.6%
Citgo Holding, 9.25%, 8/1/24 (1) 7,610,000 7,667
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 17,835,000 16,966
Total United States (Cost
$25,698
)
24,633
UZBEKISTAN 1.1%
Government Bonds 1.1%
Republic of Uzbekistan, 3.90%, 10/19/31 (USD) (1) 9,671,000 8,569
Republic of Uzbekistan, 3.90%, 10/19/31 (USD)  4,670,000 4,138
Republic of Uzbekistan, 4.75%, 2/20/24 (USD) (1) 1,400,000 1,405
Republic of Uzbekistan, 5.375%, 2/20/29 (USD) (1) 6,620,000 6,653
Republic of Uzbekistan, 5.375%, 2/20/29 (USD)  26,050,000 26,180
Total Uzbekistan (Cost
$50,361
)
46,945

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
VENEZUELA 1.8%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%, 4/10/23 (USD) (2)(5) 12,690,000 222
222
Government Bonds 1.8%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (2)(5) 66,915,000 4,684
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (2)(5) 189,515,000 13,266
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (2)(5) 66,805,000 4,927
Petroleos de Venezuela, 8.50%, 10/27/22 (USD) (2)(5) 30,901,500 5,253
Petroleos de Venezuela, 9.00%, 11/17/22 (USD) (2)(5) 386,635,000 28,514
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (2)(5) 19,980,000 1,324
Petroleos de Venezuela, 12.75%, 2/17/23 (USD) (2)(5) 49,738,000 3,668
Republic of Venezuela, 6.00%, 12/9/22 (USD) (2)(5) 55,405,000 4,820
Republic of Venezuela, 7.75%, 10/13/22 (USD) (2)(5) 57,970,000 5,044
Republic of Venezuela, 9.25%, 9/15/27 (USD) (2)(5) 26,000,000 2,262
Republic of Venezuela, 11.75%, 10/21/26 (USD) (2)(5) 26,000,000 2,262
Republic of Venezuela, 11.95%, 8/5/31 (USD) (2)(5) 14,400,000 1,253
Republic of Venezuela, 12.75%, 8/23/22 (USD) (2)(5) 8,300,000 722
77,999
Total Venezuela (Cost
$446,747
)
78,221
VIETNAM 1.3%
Corporate Bonds 0.3%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 10,243,000 9,246
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  1,750,000 1,580
10,826
Government Bonds 1.0%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  36,680,000 38,056
Socialist Republic of Vietnam, FRN, 6M USD LIBOR + 0.813%,
1.915%, 3/13/28 (USD)  4,750,000 4,317
42,373
Total Vietnam (Cost
$54,075
)
53,199
ZAMBIA 0.6%
Government Bonds 0.6%
Republic of Zambia, 5.375%, 9/20/22 (USD) (2)(5) 39,385,000 27,293
Total Zambia (Cost
$23,280
)
27,293

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 0.29% (7)(9) 27,595,717 27,596
27,596
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 0.082%, 6/16/22  1,756,000 1,754
1,754
Total Short-Term Investments (Cost $29,351) 29,350
Total Investments in Securities 98.7%
(Cost $4,995,051) $ 4,176,970
Other Assets Less Liabilities 1.3% 56,441
Net Assets 100.0% $ 4,233,411
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$962,839 and represents 22.7% of net assets.
(2) Non-income producing
(3) Perpetual security with no stated maturity date.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(7) Affiliated Companies
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CLP Chilean Peso
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
MXN Mexican Peso

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 6/10/22 USD 3,594 CLP 2,945,976 $ (105)
Citibank 4/13/22 USD 2,008 MXN 41,624 (80)
Citibank 5/20/22 EUR 1,417 USD 1,560 10
Citibank 5/20/22 USD 8,423 EUR 7,536 72
Goldman Sachs 5/20/22 USD 1,561 EUR 1,372 40
HSBC Bank 4/14/22 USD 5,621 CNH 35,954 (31)
HSBC Bank 5/20/22 EUR 3,970 USD 4,473 (73)
HSBC Bank 5/20/22 USD 6,019 EUR 5,392 44
HSBC Bank 5/20/22 USD 5,030 EUR 4,580 (45)
Morgan Stanley 5/20/22 EUR 74 USD 84 (2)
Morgan Stanley 5/20/22 USD 1,053 EUR 928 25
Morgan Stanley 5/20/22 USD 4,547 EUR 4,117 (16)
State Street 5/20/22 EUR 91 USD 99 1
State Street 5/20/22 USD 59,642 EUR 52,468 1,497
UBS Investment Bank 5/20/22 USD 66,348 EUR 58,250 1,795
UBS Investment Bank 5/20/22 USD 2,277 EUR 2,063 (9)
UBS Investment Bank 6/10/22 USD 3,622 CLP 2,945,976 (76)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3,047

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2,849 U.S. Treasury Notes ten year contracts 6/22 (350,071) $ 10,185
Long, 338 Ultra U.S. Treasury Bonds contracts 6/22 59,868 (2,534)
Net payments (receipts) of variation margin to date (8,001)
Variation margin receivable (payable) on open futures contracts $ (350)

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Mriya Farming  $ — $ — $ —
Mriya Farming, Recovery Certificates  — (1) —
T. Rowe Price Government Reserve Fund, 0.29% — — 19
Totals $ —# $ (1) $ 19+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
Mriya Farming  $ 1 $ — $ — $ 1
Mriya Farming, Recovery
Certificates  45 — — 44
T. Rowe Price Government
Reserve Fund, 0.29% 124,669  ¤  ¤ 27,596
Total $ 27,641^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $19 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $27,596.

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Emerging Markets Bond Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE Emerging Markets Bond Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Emerging Markets Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,147,575 $ — $ 4,147,575
Common Stocks — — 45 45
Short-Term Investments 27,596 1,754 — 29,350
Total Securities 27,596 4,149,329 45 4,176,970
Forward Currency Exchange
Contracts — 3,484 — 3,484
Futures Contracts* 10,185 — — 10,185
Total $ 37,781 $ 4,152,813 $ 45 $ 4,190,639
Liabilities
Forward Currency Exchange
Contracts $ — $ 437 $ — $ 437
Futures Contracts* 2,534 — — 2,534
Total $ 2,534 $ 437 $ — $ 2,971
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F110-054Q1 03/22